SHEARMAN & STERLING LLP
                  801 Pennsylvania Ave NW, Washington, DC 20004
                                 (202) 508-8000


                                December 2, 2005



VIA EDGAR
---------

Securities and Exchange Commission
100 F St N.E.
Washington D.C. 20549

         Re:      RSI Retirement Trust
                  File Nos. 2-95074, 811-04193
                  Post-Effective Amendment No. 27

Commissioners:

         On behalf of RSI Retirement Trust, we are hereby filing Post-Effective Amendment No. 27 to the Trust's Registration Statement on Form N-1A, pursuant to the Securities Act of 1933 and the Investment Company Act of 1940.

         In addition to the annual updating information, this amendment includes portfolio manager disclosure not required in previous years.

         Pursuant to Rule 485(a), it is proposed that the Amendment will become effective on February 1, 2005.

         Please call me with any questions or comments at (202) 508-8039.

                                                       Very truly yours,

                                                       /s/ Michael Ponder

                                                       Michael Ponder